Intangible Assets - Schedule Of Estimated Aggregate Amortization Expense for Intangible Assets (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 24,835
2020	21,159
2021	19,547
2022	17,412
2023	$ 16,117